Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following pay versus performance disclosures are required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. Mr. Kaufman served as our CEO and Messrs. Caulfield, Elenio, Kilgore and Weber have served as our other NEOs in all years presented. The following table shows the total compensation for our CEO and the other NEOs for the past three fiscal years as set forth in the Summary Compensation Tables for the covered years, the “compensation actually paid” (“CAP”) to our CEO and on an average basis for our other NEOs (in each case, as determined under SEC rules), our total shareholder return (“TSR”), the TSR of FTSE Nareit Mortgage REITs over the same period, our net income and distributable earnings (which is our “company-selected measure” for 2022 for purposes of this disclosure). The amounts for CAP do not reflect the actual amount of compensation earned by or paid to the NEOs during the covered years. Please refer to the Compensation Discussion and Analysis section included in this report and in previous reports for information about how the Compensation Committee has assessed the Company’s performance and NEOs compensation in a given year.
Pay versus Performance Table
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on December 31, 2019:		Net Income ($)(4)	Distributable Earnings ($)(5)
					TSR ($)(2)	Peer Group TSR ($)(3)
2022	10,574,016	8,150,510	2,071,700	2,484,249	122	69	353,827,809	405,698,825
2021	13,439,509	29,011,520	1,985,752	2,219,060	153	94	377,806,794	313,729,736
2020	11,667,436	14,892,315	1,881,356	2,183,846	110	81	196,157,197	234,867,670

(1)
The following adjustments were made to the Summary Compensation Table total to determine the CAP:

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid $
CEO
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
2020	11,667,436	(6,003,146)	9,228,025	14,892,315
Average of other NEOs
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
2020	1,881,356	(113,066)	415,556	2,183,846

(i)
Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

(iii)
The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments $
CEO
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
2020	9,233,271	118,862	(1,304,467)	1,180,359	9,228,025
Average of other NEOs
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888
2020	441,280	(1,286)	(53,252)	28,814	415,556

(2)
The TSR is calculated assuming $100 was invested on December 31, 2019, with reinvestment of dividends.

(3)
Represents the TSR of FTSE Nareit Mortgage REITs for each respective year for comparison purposes.

(4)
Represents the net income as reported in the Company’s audited financial statements for each respective year.

(5)
Represents the distributable earnings as reported in the Company’s audited financial statements for each respective year. The Company has determined that distributable earnings is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to tie NEO compensation to Company performance for 2022. We define distributable earnings as net income attributable to common stockholders computed in accordance with GAAP, adjusted for accounting items such as depreciation and amortization (adjusted for unconsolidated joint ventures), non-cash stock-based compensation expense, income from mortgage servicing rights (“MSRs”), amortization and write-offs of MSRs, gains/losses on derivative instruments primarily associated with private label loans not yet sold and securitized, changes in fair value of GSE-related derivatives that temporarily flow through earnings (net of any tax impact), deferred tax provision (benefit), current expected credit loss provisions (adjusted for realized losses as described below), amortization of the convertible senior notes conversion option (in comparative periods prior to 2022) and gains/losses on the receipt of real estate from the settlement of loans (prior to the sale of the real estate). We also add back one-time charges such as acquisition costs and one-time gains/losses on the early extinguishment of debt and redemption of preferred stock. We reduce distributable earnings for realized losses in the period we determine that a loan is deemed nonrecoverable in whole or in part. Loans are deemed nonrecoverable upon the earlier of: (1) when the loan receivable is settled (i.e., when the loan is repaid, or in the case of foreclosure, when the underlying asset is sold); or (2) when we determine that it is nearly certain that all amounts due will not be collected. The realized loss amount is equal to the difference between the cash received, or expected to be received, and the book value of the asset.
We do not provide defined benefit pensions to our NEOs, so no adjustments have been made in respect to that measure.

Peer Group Issuers, Footnote [Text Block]	(3) Represents the TSR of FTSE Nareit Mortgage REITs for each respective year for comparison purposes.
PEO Total Compensation Amount	$ 10,574,016	$ 13,439,509	$ 11,667,436
PEO Actually Paid Compensation Amount	$ 8,150,510	29,011,520	14,892,315
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following adjustments were made to the Summary Compensation Table total to determine the CAP:

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid $
CEO
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
2020	11,667,436	(6,003,146)	9,228,025	14,892,315
Average of other NEOs
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
2020	1,881,356	(113,066)	415,556	2,183,846

(i)
Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

(iii)
The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments $
CEO
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
2020	9,233,271	118,862	(1,304,467)	1,180,359	9,228,025
Average of other NEOs
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888
2020	441,280	(1,286)	(53,252)	28,814	415,556

Non-PEO NEO Average Total Compensation Amount	$ 2,071,700	1,985,752	1,881,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,484,249	2,219,060	2,183,846
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
The following adjustments were made to the Summary Compensation Table total to determine the CAP:

Year	A Summary Compensation Table Total ($)(i)	B Reported Value of Equity Awards ($)(ii)	C Equity Award Adjustments ($)(iii)	A+B+C Compensation Actually Paid $
CEO
2022	10,574,016	(2,851,081)	427,575	8,150,510
2021	13,439,509	(6,309,279)	21,881,290	29,011,520
2020	11,667,436	(6,003,146)	9,228,025	14,892,315
Average of other NEOs
2022	2,071,700	(375,319)	787,868	2,484,249
2021	1,985,752	(422,580)	655,888	2,219,060
2020	1,881,356	(113,066)	415,556	2,183,846

(i)
Reflects the amounts (or the average amounts for the non-CEO NEOs) reported in the “Total” column of the Summary Compensation Table for the covered years.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

(iii)
The equity award adjustments for each covered year include the addition (or subtraction, as applicable) as set forth in the following table below. The fair values of equity awards were calculated using closing stock price as of the applicable valuation dates.

Year	Year End Fair Value of Equity Awards Granted During the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Value of Dividends Paid on Unvested Stock ($)	Total Equity Award Adjustments $
CEO
2022	5,765,982	(5,181,827)	(1,585,597)	1,429,017	427,575
2021	9,899,175	6,400,764	4,273,431	1,307,920	21,881,290
2020	9,233,271	118,862	(1,304,467)	1,180,359	9,228,025
Average of other NEOs
2022	782,668	(12,184)	(9,226)	26,610	787,868
2021	567,337	36,108	30,046	22,397	655,888
2020	441,280	(1,286)	(53,252)	28,814	415,556

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 122	153	110
Peer Group Total Shareholder Return Amount	69	94	81
Net Income (Loss)	$ 353,827,809	377,806,794	196,157,197
PEO Name	Mr. Kaufman
Distributable Earnings	$ 405,698,825	313,729,736	234,867,670
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(5)
Represents the distributable earnings as reported in the Company’s audited financial statements for each respective year. The Company has determined that distributable earnings is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to tie NEO compensation to Company performance for 2022. We define distributable earnings as net income attributable to common stockholders computed in accordance with GAAP, adjusted for accounting items such as depreciation and amortization (adjusted for unconsolidated joint ventures), non-cash stock-based compensation expense, income from mortgage servicing rights (“MSRs”), amortization and write-offs of MSRs, gains/losses on derivative instruments primarily associated with private label loans not yet sold and securitized, changes in fair value of GSE-related derivatives that temporarily flow through earnings (net of any tax impact), deferred tax provision (benefit), current expected credit loss provisions (adjusted for realized losses as described below), amortization of the convertible senior notes conversion option (in comparative periods prior to 2022) and gains/losses on the receipt of real estate from the settlement of loans (prior to the sale of the real estate). We also add back one-time charges such as acquisition costs and one-time gains/losses on the early extinguishment of debt and redemption of preferred stock. We reduce distributable earnings for realized losses in the period we determine that a loan is deemed nonrecoverable in whole or in part. Loans are deemed nonrecoverable upon the earlier of: (1) when the loan receivable is settled (i.e., when the loan is repaid, or in the case of foreclosure, when the underlying asset is sold); or (2) when we determine that it is nearly certain that all amounts due will not be collected. The realized loss amount is equal to the difference between the cash received, or expected to be received, and the book value of the asset.

PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 427,575	21,881,290	9,228,025
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,851,081)	(6,309,279)	(6,003,146)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,765,982	9,899,175	9,233,271
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,181,827)	6,400,764	118,862
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,585,597)	4,273,431	(1,304,467)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,429,017	1,307,920	1,180,359
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	787,868	655,888	415,556
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,319)	(422,580)	(113,066)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	782,668	567,337	441,280
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,184)	36,108	(1,286)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,226)	30,046	(53,252)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 26,610	$ 22,397	$ 28,814